Share-based Compensation - Summary of Options and Average Life (Detail) shares in Thousands	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option	10,337,000	9,281,000	11,941,000
Exercise price, Average life (years)	1.53
$0.38 to $0.68 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	1,798
Exercise price, Average life (years)	1.71
$0.69 to $1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	1,788
Exercise price, Average life (years)	1.34
$1.03 to $1.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	1,721
Exercise price, Average life (years)	2.64
$1.65 to $2.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	3,435
Exercise price, Average life (years)	0.05
$2.41 to $2.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	1,595
Exercise price, Average life (years)	3.50
Bottom of range [member] | $0.38 to $0.68 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.38
Bottom of range [member] | $0.69 to $1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	0.69
Bottom of range [member] | $1.03 to $1.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.03
Bottom of range [member] | $1.65 to $2.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.65
Bottom of range [member] | $2.41 to $2.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	2.41
Top of range [member] | $0.38 to $0.68 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	0.68
Top of range [member] | $0.69 to $1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.02
Top of range [member] | $1.03 to $1.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.64
Top of range [member] | $1.65 to $2.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	2.40
Top of range [member] | $2.41 to $2.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.86